Quarterly Holdings Report
for

Fidelity® Series International Growth Fund

January 31, 2020

GSV-S-QTLY-0320
1.907948.110

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 3.0%
CSL Ltd.	2,406,362	$494,913,221
Bailiwick of Jersey - 1.5%
Experian PLC	7,170,789	249,600,705
Belgium - 0.5%
KBC Groep NV	1,025,801	75,381,657
Brazil - 0.6%
BM&F BOVESPA SA	9,393,354	105,720,745
Canada - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,734,021	91,375,056
Canadian National Railway Co.	643,788	60,161,147
Canadian Pacific Railway Ltd.	445,908	118,451,683
Franco-Nevada Corp.	894,628	101,691,771
Pason Systems, Inc.	2,042,496	20,372,485
PrairieSky Royalty Ltd.	2,315,938	25,392,368

TOTAL CANADA		417,444,510

Cayman Islands - 1.5%
Alibaba Group Holding Ltd.	716,900	18,220,555
Alibaba Group Holding Ltd. sponsored ADR (a)	1,110,522	229,422,740

TOTAL CAYMAN ISLANDS		247,643,295

Finland - 0.2%
Tikkurila Oyj	1,818,794	31,184,884
France - 6.4%
Edenred SA	3,313,490	179,294,765
Elis SA	2,114,524	41,297,437
Legrand SA	1,980,632	159,035,283
LVMH Moet Hennessy Louis Vuitton SE	847,596	369,104,604
Safran SA	1,830,108	296,231,983

TOTAL FRANCE		1,044,964,072

Germany - 9.3%
Deutsche Borse AG	1,133,345	184,832,479
Linde PLC	1,865,701	380,828,107
MTU Aero Engines Holdings AG	753,064	229,174,937
SAP SE	4,528,829	589,795,245
Vonovia SE	2,676,035	152,963,330

TOTAL GERMANY		1,537,594,098

Hong Kong - 4.3%
AIA Group Ltd.	50,005,701	495,503,915
Hong Kong Exchanges and Clearing Ltd.	6,250,625	205,379,495

TOTAL HONG KONG		700,883,410

India - 1.4%
Housing Development Finance Corp. Ltd.	6,890,400	232,225,588
Ireland - 1.6%
CRH PLC sponsored ADR	7,102,212	266,972,149
Italy - 0.5%
Interpump Group SpA	2,987,034	84,343,126
Japan - 12.0%
Azbil Corp.	4,142,905	111,720,522
Fanuc Corp.	1,074,815	195,756,061
Hoya Corp.	3,027,800	289,776,854
Keyence Corp.	1,515,164	509,333,046
Misumi Group, Inc.	8,522,281	211,466,062
Nabtesco Corp.	2,286,446	65,517,529
OSG Corp.	3,837,246	64,593,652
Recruit Holdings Co. Ltd.	5,934,505	231,305,058
SHO-BOND Holdings Co. Ltd.	2,577,400	105,227,645
USS Co. Ltd.	10,050,200	182,407,341

TOTAL JAPAN		1,967,103,770

Kenya - 0.5%
Safaricom Ltd.	272,206,000	82,638,811
Korea (South) - 0.3%
BGF Retail Co. Ltd.	330,804	45,372,769
Netherlands - 4.5%
ASML Holding NV (Netherlands)	2,395,346	672,223,662
Prosus NV (a)	931,898	67,416,606

TOTAL NETHERLANDS		739,640,268

New Zealand - 0.5%
Auckland International Airport Ltd.	15,761,808	87,732,301
Norway - 1.0%
Adevinta ASA Class B	6,622,807	80,787,452
Schibsted ASA (B Shares)	3,090,755	88,038,945

TOTAL NORWAY		168,826,397

South Africa - 1.3%
Clicks Group Ltd. (b)	7,422,922	120,816,297
Naspers Ltd. Class N	533,226	86,487,405

TOTAL SOUTH AFRICA		207,303,702

Spain - 2.3%
Amadeus IT Holding SA Class A	4,459,064	350,227,913
Prosegur Compania de Seguridad SA (Reg.)	8,719,053	34,386,043

TOTAL SPAIN		384,613,956

Sweden - 4.9%
ASSA ABLOY AB (B Shares)	16,270,791	386,208,264
Atlas Copco AB (A Shares)	6,990,282	248,332,947
Epiroc AB Class A	10,225,469	118,645,139
Loomis AB (B Shares)	1,310,059	47,547,457

TOTAL SWEDEN		800,733,807

Switzerland - 11.1%
Nestle SA (Reg. S)	8,480,320	935,317,396
Roche Holding AG (participation certificate)	1,912,964	641,739,393
Schindler Holding AG:
(participation certificate)	837,831	216,938,384
(Reg.)	156,202	38,920,764

TOTAL SWITZERLAND		1,832,915,937

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	23,721,885	243,327,388
United Kingdom - 5.7%
BAE Systems PLC	8,215,917	68,298,597
Elementis PLC	14,411,283	24,339,497
Informa PLC	6,631,038	67,843,701
InterContinental Hotel Group PLC ADR	3,698,730	227,065,035
London Stock Exchange Group PLC	1,455,292	150,391,031
Prudential PLC	11,485,568	204,217,863
Rightmove PLC	10,301,545	89,481,784
Spectris PLC	2,926,128	102,240,170

TOTAL UNITED KINGDOM		933,877,678

United States of America - 20.2%
Alphabet, Inc. Class A (a)	87,187	124,919,790
Aspen Technology, Inc. (a)	550,700	65,522,286
Autoliv, Inc. (b)	1,387,034	106,288,415
Berkshire Hathaway, Inc. Class B (a)	778,580	174,736,709
Black Knight, Inc. (a)	2,137,323	143,029,655
Lam Research Corp.	431,265	128,607,536
Marsh & McLennan Companies, Inc.	2,247,231	251,375,260
Martin Marietta Materials, Inc.	627,032	165,411,042
MasterCard, Inc. Class A	1,431,031	452,119,934
Moody's Corp.	898,459	230,715,287
MSCI, Inc.	854,827	244,309,557
PayPal Holdings, Inc. (a)	525,424	59,840,539
PriceSmart, Inc.	560,762	34,352,280
ResMed, Inc.	1,456,064	231,470,494
S&P Global, Inc.	757,280	222,435,854
Sherwin-Williams Co.	438,747	244,377,692
Visa, Inc. Class A	2,270,070	451,675,828

TOTAL UNITED STATES OF AMERICA		3,331,188,158

TOTAL COMMON STOCKS
(Cost $9,795,944,550)		16,314,146,402

Money Market Funds - 1.0%
Fidelity Cash Central Fund 1.58% (c)	81,761,521	81,777,873
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	72,944,206	72,951,501
TOTAL MONEY MARKET FUNDS
(Cost $154,729,374)		154,729,374
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $9,950,673,924)		16,468,875,776
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,679,598)
NET ASSETS - 100%		$16,458,196,178

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$592,101
Fidelity Securities Lending Cash Central Fund	70,728
Total	$662,829

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
SHO-BOND Holdings Co. Ltd.	$113,264,445	$--	$14,405,440	$840,038	$6,667,807	$(299,167)	$--
Total	$113,264,445	$--	$14,405,440	$840,038	$6,667,807	$(299,167)	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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